Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Earnings Per Share
(a)
Basic loss per share

	2022	2021	2020
	$ per share	$ per share	$ per share
Total basic loss per share attributable to the ordinary equity holders of the Group	(0.84)	(2.03)	(0.26)

(b)
Diluted loss per share

	2022	2021	2020
	$ per share	$ per share	$ per share
Total diluted loss per share attributable to the ordinary equity holders of the Group	(0.84)	(2.03)	(0.37)
(c)
Reconciliations of loss used in calculating loss per share

	2022	2021	2020
	$’000	$’000	$’000
Basic loss per share
Loss attributable to the ordinary equity holders of the Group used in calculating basic loss per share	(129,220)	(187,413)	(14,408)
Diluted loss per share
Loss attributable to the ordinary equity holders of the Group used in calculating basic loss per share[1]	(129,220)	(187,413)	(14,408)
Add: savings from accretion cost on Series B preference shares	—	— *	5,431
Less: fair value gain on Series B conversion option	—	—	(15,051)
Loss attributable to the ordinary equity holders ofthe Group used in calculating diluted loss per share	(129,220)	(187,413)	(24,028)

Summary of Weighted Average Number of Shares
(d)
Weighted average number of shares used as the denominator

	2022	2021		2020
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	154,563,175	92,275,632		55,953,630
Adjustments for calculation of diluted loss per share[1]:		.
Number of Series B preference shares	—	—	*	9,327,392
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share	154,563,175	92,275,632		65,281,022

* Preference shares were converted on 3 August 2021 and the effect of conversion was excluded as it was anti-dilutive.

1.
Potential ordinary shares outstanding consist of restricted stock units, stock options, warrants, convertible notes and convertible preference shares and are excluded if their effect is anti-dilutive.

13.
Cash and cash equivalents

	2022	2021
	$’000	$’000
Cash on hand	42	13
Cash at bank	168,325	39,814
Short-term bank deposits	140,866	30,409
	309,233	70,236

14.
Trade and other receivables
(a)
Current

	2022	2021
	$’000	$’000
Trade receivables - Non-related parties	16,197	15,765
Trade receivables - Related parties	9	—
Less: Allowance for impairment of receivables - non-related parties (Note 27(b))	(5,081)	(4,953)
Trade receivables - net	11,125	10,812
Deposits	902	656
Prepayments	5,083	4,074
Other receivables	1,035	2,113
	18,145	17,655
(b)
Non-current

	2022	2021
	$’000	$’000
Deposits	2,562	1,373
Prepayments	1,997	191
	4,559	1,564

15.
Intangible assets

	2022	2021
	$’000	$’000
Composition:
Goodwill (Note 15(a))	347,831	362,448
Trademarks, brand and domain names (Note 15(b))	7,865	9,500
Acquired computer software (Note 15(c))	1,190	946
Property data (Note 15(d))	431	233
Internally developed computer software (Note 15(e))	30,205	15,009
Development cost in progress (Note 15(f))	5,928	13,021
	393,450	401,157

(a)
Goodwill

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	362,448	123,277
Currency revaluation adjustments	(17,380)	5,321
Acquisition of subsidiaries	2,763	233,850
End of financial year	347,831	362,448

15.
Intangible assets (continued)
(a)
Goodwill (continued)

Impairment tests for goodwill

Goodwill is allocated to the Group’s CGUs identified as follows:

	2022	2021
	$’000	$’000
ePropertyTrack ("Fastkey")	3,586	3,586
MyProperty Data Sdn Bhd ("Data")	2,032	2,149
Ensign[1]	—	5,099
Singapore marketplace	486	—
Vietnam marketplace	112,080	115,817
Malaysia marketplace[2]	214,614	225,908
Thailand marketplace[3]	11,671	9,889
Indonesia marketplace	599	—
SendTech Pte. Ltd. ("Sendhelper")	2,763	—
	347,831	362,448

1.
In 2022, the award business has become an intrinsic part of the local developer product mix and are allocated to Marketplace country CGUs on a revenue share basis.
2.
Comprise of iProperty.com Malaysia Sdn. Bhd., Brickz Research Sdn. Bhd., IPGA Management Services Sdn. Bhd. and PropertyGuru Malaysia International (Malaysia) Sdn Bhd.
3.
Comprise of Kid Ruang Yu Co., Ltd., Prakard IPP Co., Ltd., iProperty (Thailand) Co., Ltd., and AllProperty Media Co., Ltd. (Head Office)

The recoverable amounts of all CGUs were determined based on value-in-use (“VIU”). Assumptions used in the VIU calculations include year-on-year revenue growth rate, EBIT margin, discount rate and terminal growth rate.

Management determined budgeted revenue growth rates and EBIT margin based on past performance and its expectations of market developments. The discount rates used were pre-tax and reflected specific risks relating to the relevant segments. Terminal value was determined based on cashflows at the point the CGU has reached a steady state of growth. Terminal growth rates used were consistent with long term forecasts included in industry reports.

Cash flow projections used in the VIU calculations were based on financial budgets approved by management covering a five-year period.

15.
Intangible assets (continued)
(a)
Goodwill (continued)

Impairment tests for goodwill (continued)

Key assumptions used for value-in-use calculations:

	2022
	Revenue growth rate[1]	Terminal growth rate[2]	Discount rate[3]
Fastkey	4-81%	5.5%	16.1%
Data	45-234%	5.5%	23.1%
Singapore marketplace	10-19%	5.5%	16.1%
Vietnam marketplace	18-38%	6.0%	23.0%
Malaysia marketplace	20-36%	4.0%	16.2%
Thailand marketplace	14-29%	3.0%	15.6%
Indonesia marketplace	11-27%	4.6%	14.5%
Sendhelper	25-160%	5.5%	18.3%

	2021
	Revenue growth rate[1]	Terminal growth rate[2]	Discount rate[3]
Fastkey	16-21%	1.7%	12.8%
Data	27-426%	3.4%	21.9%
Ensign	12-52%	1.7%	12.8%
Vietnam marketplace	15-53%	3.0%	17.5%

1.
Budgeted revenue growth rate
2.
Weighted average growth rate used to extrapolate cash flows beyond the budget period
3.
Pre-tax discount rate applied to the pre-tax cash flow projections

2021
Enterprise Value / Sales Mutiple
Malaysia marketplace	16.6x
Thailand marketplace	16.6x

Based on a sensitivity analysis performed, management found recoverable amounts to be most sensitive to changes in revenue growth rates. A decrease in revenue growth rates by 5.1 and 5.7 percentage points every year in Vietnam and Malaysia marketplace CGUs respectively, would result in the recoverable amounts of these CGUs to be equal to their carrying amounts.

Any reasonably possible change in the assumptions used in the value-in-use calculations of all CGUs will not cause their carrying amounts to exceed their recoverable amounts.

In 2021, an annual decrease in revenue growth rate by 4.1 percentage points would result in the recoverable amount of the Vietnam marketplace CGU to be equal to its carrying amount.

Any reasonably possible change in the assumptions used in the value-in-use calculations of FastKey, Data and the fair value less cost to sell of the Malaysia and Thailand marketplace CGUs would not cause their carrying amounts to exceed their recoverable amounts.

The results of the impairment review undertaken at 31 December 2022 and 2021 by management on the Group’s goodwill indicated that no impairment charge was necessary.

15.
Intangible assets (continued)
(b)
Trademarks, brand and domain names

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	20,738	15,667
Additions	15	—
Acquisition of subsidiaries	—	4,859
Disposals during the year	(8)	—
Currency revaluation adjustments	(830)	212
End of financial year	19,915	20,738
Accumulated amortisation and impairment
Beginning of financial year	11,238	10,089
Amortisation charge	1,264	1,105
Disposals during the year	(1)	—
Currency revaluation adjustments	(451)	44
End of financial year	12,050	11,238
Net book value	7,865	9,500

(c)
Acquired computer software

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	2,855	2,182
Additions	689	654
Acquisition of subsidiaries	—	23
Reclassification from internally developed computer software	426	—
Disposals during the year	(40)	—
Currency revaluation adjustments	(35)	(4)
End of financial year	3,895	2,855
Accumulated amortisation
Beginning of financial year	1,909	1,566
Amortisation charge	727	344
Reclassification from internally developed computer software	100	—
Disposals during the year	(17)	—
Currency revaluation adjustments	(14)	(1)
End of financial year	2,705	1,909
Net book value	1,190	946

15.
Intangible assets (continued)
(d)
Property data

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	355	191
Acquisition of subsidiaries	—	73
Additions	368	93
Currency revaluation adjustments	(19)	(2)
End of financial year	704	355
Accumulated amortisation
Beginning of financial year	122	5
Amortisation charge	160	117
Currency revaluation adjustments	(9)	—	*
End of financial year	273	122
Net book value	431	233

* Less than $1,000

(e)
Internally developed computer software

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	27,644	11,133
Acquisition of subsidiaries	163	9,832
Transfers from development cost in progress	28,103	6,605
Reclassification to acquired computer software	(426)	—
Currency revaluation adjustments	(686)	74
End of financial year	54,798	27,644
Accumulated amortisation and impairment
Beginning of financial year	12,635	6,483
Amortisation charge	12,346	6,177
Reclassification to acquired computer software	(100)	—
Transfer from development cost in progress	80	—
Currency revaluation adjustments	(368)	(25)
End of financial year	24,593	12,635
Net book value	30,205	15,009

15.
Intangible assets (continued)
(f)
Development cost in progress

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	13,105	6,493
Acquisition of subsidiaries	—	1,136
Additions	21,107	12,067
Transfers to internally developed computer software	(28,103)	(6,605)
Disposals during the year	(84)	—
Currency revaluation adjustments	(97)	14
End of financial year	5,928	13,105
Accumulated impairment
Beginning of financial year	84	85
Transfers to internally developed computer software	(80)	—
Currency revaluation adjustments	(4)	(1)
End of financial year	—	84
Net book value	5,928	13,021

16.
Plant and equipment

	Leasehold improvements	Computers	Furniture, equipment and motor vehicle	Total
	$’000	$’000	$’000	$’000
2022
Cost
Beginning of financial year	4,395	4,589	842	9,826
Additions	221	1,131	79	1,431
Reclassification	(82)	—	82	—
Disposals during the year	(437)	(433)	(90)	(960)
Currency revaluation adjustments	(125)	(163)	(30)	(318)
End of financial year	3,972	5,124	883	9,979
Accumulated depreciation
Beginning of financial year	2,866	3,050	581	6,497
Depreciation charge	964	984	171	2,119
Disposals during the year	(437)	(429)	(76)	(942)
Currency revaluation adjustments	(84)	(121)	(25)	(230)
End of financial year	3,309	3,484	651	7,444
Net book value
End of financial year	663	1,640	232	2,535

16.
Plant and equipment (continued)

	Leasehold improvements	Computers	Furniture, equipment and motor vehicle	Total
	$’000	$’000	$’000	$’000
2021
Cost
Beginning of financial year	3,532	3,225	614	7,371
Additions	408	1,180	85	1,673
Acquisition of subsidiaries	595	269	159	1,023
Disposals during the year	(111)	(70)	(7)	(188)
Currency revaluation adjustments	(29)	(15)	(9)	(53)
End of financial year	4,395	4,589	842	9,826
Accumulated depreciation
Beginning of financial year	1,872	2,401	479	4,752
Depreciation charge	1,118	727	114	1,959
Disposals during the year	(111)	(54)	(7)	(172)
Currency revaluation adjustments	(13)	(24)	(5)	(42)
End of financial year	2,866	3,050	581	6,497
Net book value
End of financial year	1,529	1,539	261	3,329

17.
Leases - The Group as a lessee

Nature of the Group’s leasing activities

Property and office equipment

The Group leases office space and office equipment for the purpose of back office operations.

(a)
Carrying amounts, additions and depreciation charge during the year

Right-of-use (“ROU”) assets:

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	24,858	22,832
Additions	813	2,754
Expiration of leases	(702)	(1,696)
Shorten of leases	(198)	—
Acquisition of subsidiaries	—	1,003
Currency revaluation adjustments	(381)	(35)
End of financial year	24,390	24,858
Accumulated depreciation
Beginning of financial year	9,439	6,797
Depreciation charge	4,556	4,330
Impairment	—	8
Expiration of leases	(702)	(1,696)
Shorten of leases	(153)	—
Currency revaluation adjustments	(225)	— *
End of financial year	12,915	9,439
Net book value	11,475	15,419

* Less than $1,000

Lease liabilities:

	2022	2021
	$’000	$’000
Current	4,104	4,439
Non-current	8,339	12,452
	12,443	16,891

(b)
Interest expense

	2022	2021	2020
	$’000	$’000	$’000
Interest expense on lease liabilities	648	742	727

17.
Leases - The Group as a lessee (continued)
(c)
Lease expense not capitalised in lease liabilities

	2022	2021	2020
	$’000	$’000	$’000
Short-term lease expense	112	94	68
Low-value lease expense	52	61	28
Total	164	155	96

(d)
Total cash outflow for all the leases was $5,136,000 (2021: $4,960,000, 2020: $4,630,000).
(e)
Future cash outflow which are not capitalised in lease liabilities

Extension option

The leases for certain office space contain extension periods, for which the related lease payment had not been included in lease liabilities as the Group is not reasonably certain to exercise these extension options. The Group negotiates extension options to maximise operational flexibility in terms of managing the assets used in the Group’s operations. Extension options are exercisable by the Group and not by the lessor.

18.
Trade and other payables
(a)
Current

	2022	2021
	$’000	$’000
Trade payables - non-related parties	5,070	4,469
Accrued operating expenses	7,399	9,901
Accrued employee expenses	14,395	14,677
Other payables	2,873	3,874
	29,737	32,921
(b)
Non-current

	2022	2021
	$’000	$’000
Trade payables - non-related parties	3	1
Accrued employee expenses	293	602
	296	603

19.
Preference shares

	Series B		Series D1		Series E		Series F		Total
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Amount
		$’000		$’000		$’000		$’000	$’000
Financial liability
2021
Beginning of financial year	258,363	59,412	152,224	48,965	84,705	29,303	210,526	61,801	199,481
Accretion cost on Series B, D1, E and F redeemable convertible preference shares (Note 10)	—	3,375	—	2,759	—	1,800	—	3,615	11,549
Conversion of redeemable convertible preference shares to ordinary shares	(258,363)	(62,787)	(152,224)	(51,724)	(84,705)	(31,103)	(210,526)	(65,416)	(211,030)
End of financial year	—	—	—	—	—	—	—	—	—

19.
Preference shares (continued)

	Series C		Series D2		Total
	Number of shares	Amount	Number of shares	Amount	Amount
		$’000		$’000	$’000
Equity
2021
Beginning of financial year	70,303	10,000	564,126	49,339	59,339
Conversion of non-redeemable convertible preference shares to ordinary shares	(70,303)	(10,000)	(564,126)	(49,339)	(59,339)
End of financial year	—	—	—	—	—

2020
Beginning and end of financial year	70,303	10,000	564,126	49,339	59,339

On 3 August 2021, upon the completion of the acquisition of 100% equity interest in iProperty.com Malaysia Sdn. Bhd., Kid Ruang Yu Co., Ltd., Prakard IPP Co, Ltd. and iProperty (Thailand) Co., Ltd., collectively known as “Panama”, all Series B, C, D1, D2, E and F preference shares were fully converted into ordinary shares pursuant to the terms of the share purchase agreement

20.
Borrowings

	2022	2021
	$’000	$’000
Current
Borrowings	—	170
Non-current
Borrowings	—	16,732
Total	—	16,902

On 23 December 2020, the Group entered into a $16,000,000 2-year loan facility agreement with several lenders. $600,000 of the loan facility was with lenders who are key management personnel of the Company, at equivalent terms to those of third-party lenders. The Company had utilised the facility on 8 January 2021. The Company received $5,000,000 as advances for the loan facility during the financial year ended 31 December 2020 and the remaining $11,000,000 in January 2021.

The term loan facility matures in January 2023 and bears interest at 2% per annum payable at the last day of each interest period of six months and 6% per annum payable at the termination date which is 24 months from the date the loan was drawn down. Effective interest rate for this loan facility is at 8.16%. Under the terms of the term loan facility, the Group is required to comply with the following financial covenants which are tested on an annual basis:

•
the total net cash of the Group is no less than $10,000,000; and
•
the consolidated total borrowings does not exceed $25,000,000.

On 7 July 2022, the Group repaid all outstanding loans of the facility.

21.
Warrant liabilities

In connection with the Business Combination, Bridgetown 2’s 12,960,000 private placement warrants were exchanged for 12,960,000 warrants of the Company, the exercise of which will result in the issuance of 12,960,000 ordinary shares should the market price exceeds a price of US$11.50 per ordinary share. The terms of the warrants remain unchanged following the assignment. As of December 31, 2022, all warrants were outstanding.

The private placement warrants that were exchanged for warrants of the Company were considered to be part of the net assets acquired and therefore, management applied the provisions of debt and equity classification under IAS 32 Financial Instruments: Presentation (“IAS 32”). In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statement of comprehensive loss at each reporting date. As these warrants include contingent settlement provisions that introduce potential variability to the settlement amounts of the warrants, dependent on the occurrence of some uncertain future events, the warrants are accounted for as derivative financial liabilities at fair value, with changes in fair value recognised within “Other (losses)/gains – net” within the consolidated statements of comprehensive loss.

The Group applied a Black Scholes pricing model to estimate the fair value of the warrant liabilities. The significant inputs into the model are shown below.

	17 March 2022 (Closing Date)	31 December 2022
Share price at grant date	US$8.33	US$4.31
Exercise price/warrant	US$11.50	US$11.50
Expected volatility	41.36%	34.40%
Dividend yield	Nil	Nil
Option life (years)	5.00	4.21
Annual risk-free interest rate	2.23%	4.11%

Expected volatility was determined based on the historical volatility of comparable public-listed companies. The fair value of warrants decreased from US$20,490,000 ($28,116,000) as at 17 March 2022 to US$3,562,000 ($4,775,000) as at 31 December 2022, resulting in a change in fair value of warrant liabilities of US$16,928,000 ($23,341,000) for the year ended 31 December 2022 (Note 8).

22.
Provision

Reinstatement costs

Provision for reinstatement costs relate to the cost of dismantling and removing assets and restoring the premises to its original condition as stipulated in the lease agreements. The Group expects to incur the liability upon termination of the leases between November 2023 to August 2026.

	2022	2021
	$’000	$’000
Beginning of financial year	605	377
Currency revaluation adjustments	(20)	(5)
Additions from new leases during the year	438	71
Accretion cost	20	11
Acquisition of subsidiaries	—	151
Reversal during the year	(14)	—
Provision utilised during the year	(77)	—	*
End of financial year	952	605
Current	280	36
Non-current	672	569
End of financial year	952	605

* Less than $1,000

23.
Deferred income taxes

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred income taxes relate to the same taxation authority. The amounts, determined after appropriate offsetting, are shown on the balance sheet as follows:-

	2022	2021
	$’000	$’000
Deferred tax assets	(7,034)	(4,573)
Deferred tax liabilities	8,913	6,948
Net deferred tax liabilities	1,879	2,375

Movement in deferred income tax liabilities is as follows:

	2022	2021
	$’000	$’000
Beginning of financial year	2,375	1,615
Currency revaluation adjustments	(101)	36
Acquisition of subsidiaries	—	1,393
Tax charge (Note 11)	(395)	(669)
End of financial year	1,879	2,375

Deferred income tax assets are recognised for tax losses, capital allowances and merger and acquisition (“M&A”) allowances carried forward to the extent that realisation of the related tax benefits through future taxable profits is probable. The Group has unrecognised tax losses of $86,918,000 (2021: $79,657,000), capital allowance of $3,490,000 (2021: $3,948,000) and M&A allowance of $6,282,000 (2021: $10,424,000) at the balance sheet date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements by those companies with unrecognised tax losses, capital allowances and M&A allowances in their respective countries of incorporation. The capital allowances and M&A allowances have no expiry date. The tax losses have expiry dates as follows:

	2022	2021
	$’000	$’000
Expiring in one year	5,365	5,617
Expiring in two years	4,669	5,734
Expiring in three years	3,899	4,069
Expiring in four years	7,496	6,601
Expiring beyond four years	65,455	57,636
	86,884	79,657

23.
Deferred income taxes (continued)

The movement in deferred income tax assets and liabilities (prior to offsetting of balances within the same tax jurisdiction) is as follows:

Deferred income tax liabilities

	Accelerated tax depreciation	Fair value Gains - net	ROU assets	Others	Total
	$’000	$’000	$’000	$’000	$’000
2022
Beginning of financial year	2,127	1,975	2,817	29	6,948
Currency translation adjustments	(15)	(86)	(39)	—	(140)
Charged/(credited) to profit or loss	3,109	(252)	(704)	(48)	2,105
End of financial year	5,221	1,637	2,074	(19)	8,913

2021
Beginning of financial year	824	1,026	2,824	—	4,674
Currency translation adjustments	8	34	(3)	— *	39
Acquisition of subsidiaries	875	1,132	—	29	2,036
Charged/(credited) to profit or loss	420	(217)	(4)	—	199
End of financial year	2,127	1,975	2,817	29	6,948

* Less than $1,000

Deferred income tax assets

	Lease liabilities	Provisions	Tax loss	Unutilised capital allowance	Total
	$’000	$’000	$’000	$’000	$’000
2022
Beginning of financial year	(2,933)	(157)	(937)	(546)	(4,573)
Currency translation adjustments	39	—	—	—	39
Charged/(credited) to profit or loss	698	4	—	(3,202)	(2,500)
End of financial year	(2,196)	(153)	(937)	(3,748)	(7,034)

2021
Beginning of financial year	(2,926)	(133)	—	—	(3,059)
Currency translation adjustments	3	—	(1)	(5)	(3)
Acquisition of subsidiaries	—	—	(102)	(541)	(643)
Credited to profit or loss	(10)	(24)	(834)	—	(868)
End of financial year	(2,933)	(157)	(937)	(546)	(4,573)

24.
Share capital

Number of ordinary shares
Issued share capital
At 1 January 2022	—
Shares issued to PIPE investors	13,193,068
Reorganisation
- Share exchange (see Note 2)	128,376,418
- Shares issued to holders of Class A and Class B ordinary shares of Bridgetown 2	19,641,074
Shares issued as part of the Employee Share Grant Plan	749,802
At 31 December 2022	161,960,362

All issued ordinary shares are fully paid. Fully paid ordinary shares carry one vote per share and carry a right to dividends as and when declared by the Company.

As described in Note 2, upon closing of the Business Combination, all of the 3,555,946 ordinary shares of PropertyGuru outstanding was exchanged for 128,376,418 ordinary shares of the Company outstanding with a par value of US$0.0001 per share.

As at 31 December 2021 and 2020, the total number of ordinary shares of PropertyGuru outstanding are 127,838,995 and 55,983,598 respectively with no par value. The movements of the shares issued by PropertyGuru in prior periods presented have been retrospectively adjusted to give effect to the share exchange for purpose of calculation of loss per shares (Note 12).

	No. of ordinary shares*	Amount
		$’000
2021
Beginning of financial year	55,983,598	36,553
Shares issued	23,469,947	252,338
Conversion of preference shares to ordinary shares	48,385,450	395,456
End of financial year	127,838,995	684,347
2020
Beginning of financial year	55,381,455	33,886
Shares issued	602,143	2,667
End of financial year	55,983,598	36,553

* Retrospectively adjusted to give effect to the impact of share exchange.

24.
Share capital (continued)

During the financial year ended 31 December 2021, PropertyGuru Pte. Ltd. issued 341,957 (2020: 595,825) ordinary shares amounting $2,278,000 (2020: $2,611,000) to employees as part of the Employee Share Grant Plan, 114,948 (2020: Nil) ordinary shares amounting $1,243,000 (2020: Nil) to non-executive directors as part of the Non-Executive Directors Share Plan (“NED Plan”), 22,816 (2020: 6,318) ordinary shares amounting $180,000 for non-executive directors as part of the remuneration and 22,990,226 ordinary shares amounting $248,637,000 in connection with the acquisition of the Panama.

During the financial year ended 31 December 2021, PropertyGuru also fully converted 48,385,450 of its preference shares into ordinary shares.

25.
Share reserve

	2022	2021	2020
	$’000	$’000	$’000
Beginning of financial year	18,658	11,630	5,898
Employee share grant and options schemes
- Value of employee services (Note 9)	3,856	8,542	6,660
- Shares issued	(6,490)	(2,199)	(1,152)
Non-executive director share grant and options schemes
- Value of services	1,848	2,108	280
- Shares issued	(180)	(1,423)	(56)
End of financial year	17,692	18,658	11,630

As part of the Business Combination (Note 2),

(i)
each outstanding PropertyGuru restricted stock unit award was assumed by the Company and converted into the right to receive restricted stock units based on such number of newly issued ordinary shares of the Company as determined in accordance with the Business Combination Agreement; and,
(ii)
each outstanding PropertyGuru option was assumed by the Company and converted into an option in respect of such number of newly issued ordinary shares of the Company as determined in accordance with the Business Combination Agreement.

The movements of the shares issued by PropertyGuru Pte. Ltd. in prior periods presented have been retrospectively adjusted to give effect to the share exchange (Note 2).

25.
Share reserve (continued)

Employee Stock Compensation Plans

As of 31 December 2022, there were three employee stock compensation plans – the Employee Stock Option (“ESO Plan”), the Omnibus Equity Incentive Plan (“Omnibus Plan”) and the Non-Executive Directors Plan (“NED Plan”).

The objective of the ESO and Omnibus Plans is to promote the interests of the Group by providing the certain key personnel with an appropriate incentive to encourage them to continue their employment and to improve the growth, profitability and financial success of the Group. Accordingly, service and performance conditions are included as part of the vesting conditions. Upon vesting, awardees are issued options and/or restricted stock units (“RSUs”) of the Company.

The objective of the NED Plan is to promote the interests of the Group by providing non-executive directors of the Group with an appropriate incentive to encourage them to continue their employment as directors. Accordingly, service conditions are included as part of the vesting conditions. Upon vesting, awardees are issued options and/or restricted stock units (“RSUs”) of the Company.

The plans were taken over by the Company from PropertyGuru as part of the Business Combination. They are administered by the Remuneration Committee who are appointed members of the Board of Directors and are accounted for as equity-settled share plans.

The exercise price of the options was determined by the valuation of PropertyGuru’s ordinary shares immediately preceding the date of awards. All employee stock options shall expire on the 10th anniversary of their award date unless otherwise provided in the participant’s option grant agreement. The options may be exercised in full or in part on the payment of the exercise price. The persons to whom the options have been issued have no right to participate by virtue of the options in any share issue of any other Company. The Group has no legal or constructive obligation to repurchase or settle the options in cash.

25.
Share reserve (continued)

Employee Stock Compensation Plans (continued)

The fair value of options granted under the plans are determined using the Black-Scholes Option Pricing Model. The significant inputs into the model are shown below.

Share prices*	$5.78 - $8.32
Exercise price*	$3.45 - $8.81
Expected volatilities	32 - 42%
Dividend yield	Nil
Option life	Up to 10 years
Annual risk-free interest rates	1.61 - 2.18%

* Retrospectively adjusted to give effect to the impact of share exchange

The volatilities applied were based on the historical volatility of comparable public-listed companies.

Stock options outstanding at the end of the year have the following weighted average remaining contractual life:

	2022		2021		2020
Exercise price*	Stock options outstanding*	Weighted average remaining contractual life (years)*	Stock options outstanding*	Weighted average remaining contractual life (years)	Stock options outstanding*	Weighted average remaining contractual life (years)
$3.45	1,119,917	3.33	1,375,699	4.35	1,375,699	5.35
$3.93	436,905	4.80	471,491	5.82	518,459	6.75
$4.54	316,722	5.39	423,620	6.40	439,974	7.40
$7.28	1,595,487	6.26	1,653,467	7.28	1,666,463	8.28
$8.81	115,851	1.68	115,851	2.68	115,851	3.68
	3,584,882		4,040,128		4,116,446

* Retrospectively adjusted to give effect to the impact of share exchange

25.
Share reserve (continued)

Employee Stock Compensation Plans (continued)

(a)
ESO Plan

Set out below are summaries of options granted under the ESO plan:

	2022		2021		2020
	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*
Beginning of financial year	$5.24	3,924,275	$5.23	4,000,595	$5.16	4,526,130
Exercised during the year	$4.01	(423,836)	$4.01	(20,000)	$4.43	(477,556)
Forfeited during the year	$7.28	(31,409)	$4.85	(56,320)	$6.51	(47,979)
End of financial year	$5.37	3,469,030	$5.24	3,924,275	$5.23	4,000,595
Vested and exercisable at 31 December	$5.22	2,401,281	$4.83	1,883,544	$4.51	1,577,219

* Retrospectively adjusted to give effect to the impact of share exchange.

No options expired during the periods covered by the above tables.

(b)
NED Plan

Set out below are summaries of options granted under the NED plan:

	2022		2021		2020
	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*
Beginning and end of financial year	$8.81	115,851	$8.81	115,851	$8.81	115,851

Vested and exercisable at 31 December	$8.81	115,851	$8.81	86,753	$8.81	57,835

* Retrospectively adjusted to give effect to the impact of share exchange.

25.
Share reserve (continued)

Employee Stock Compensation Plans (continued)

(b)
NED Plan (continued)

Group	Beginning of financial year*	Granted during financial year*	Vested during financial year*	Forfeited during financial year*	End of financial year*
2022	258,562	—	(129,281)	—	129,281
2021	—	373,510	(114,948)	—	258,562

* Retrospectively adjusted to give effect to the impact of share exchange.

(c)
Omnibus Plan

Set out below are summaries of RSUs granted under the Omnibus plan:

Group	Beginning of financial year*	Granted during financial year*	Vested during financial year*	Forfeited during financial year*	End of financial year*
2022	1,839,608	1,400,502	(704,784)	(68,052)	2,467,274
2021	2,335,973	22,889	(497,556)	(21,698)	1,839,608
2020	2,175,789	504,849	(321,957)	(22,708)	2,335,973

* Retrospectively adjusted to give effect to the impact of share exchange.

In 2022, the weighted average fair value of RSUs granted under the Omnibus Plan was $5.88* (2021: $6.20*, 2020: $6.20*)

26.
Warrant reserve

On 12 October 2018, PropertyGuru issued a total of 112,000 warrants. Each warrant carries the right to subscribe for one new ordinary share in the capital of the Group within 60 months following the date of issuance at an exercise price of $341.60 per warrant. PropertyGuru has a right to accelerate the exercise period subject upon meeting certain conditions.

In connection with the Business Combination, the 112,000 warrants in PropertyGuru that was exercisable at an exercise price of $341.60 per share for 112,000 shares in PropertyGuru were exchanged for one warrant in the Company, the exercise of which will result in the issuance of 4,043,411 ordinary shares at a price of US$6.92 per ordinary share (equivalent to $9.46 per ordinary share). The terms of the warrants remain unchanged following the assignment and remained in the warrant under equity.

In September 2022, the warrants issued by PropertyGuru and exchanged for warrants in the Company, expired. Consequently, amounts in the warrant reserve were classified into retained earnings.

27.
Financial risk management

Financial risk factors

The Group’s activities expose it to market risk (including currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management strategy seeks to minimise any adverse effects from the unpredictability of financial markets on the Group’s financial performance.

The Board of Directors is responsible for setting the objectives and underlying principles of financial risk management for the Group.

(a)
Market risk
(i)
Currency risk

The Group operates in South East Asia with operations in Singapore, Malaysia, Indonesia, Thailand and Vietnam.

Currency risk arises within entities in the Group when transactions are denominated in foreign currencies other than the functional currency of the entities within the Group. The Group’s business operations are not exposed to significant foreign currency risks as it has no significant transactions denominated in foreign currency of the entities within the Group.

(ii)
Cash flow and fair value interest rate risks

Cash flow interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Fair value interest rate risk is the risk that the fair value of a financial instrument will fluctuate due to changes in market interest rates. As the Group have no variable interest-bearing financial instrument, the Group’s income and operating cash flows are substantially independent of changes in market interest rates. The Group also has no fixed interest-bearing financial instruments as at the year end and is hence not exposed to fair value interest rate risks arising from fixed interests.

27.
Financial risk management (continued)
(b)
Credit risk

Credit risk is the risk of loss that may arise on outstanding financial instruments should a counterparty default on its obligations.

Risk management

The Group’s exposure to credit risk arises primarily from trade and other receivables. For other financial assets, the Group minimise credit risk by holding its cash and deposits at major financial institutions in the respective locations of the Group's operations. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

The Group’s objective is to seek continual revenue growth while minimising losses incurred due to increased credit risk exposure by trading only with recognised and creditworthy third parties. Only customers who have undergone credit verification procedures are allowed to trade on credit.

As the Group does not hold any collateral, the maximum exposure to credit risk for each class of financial instruments is the carrying amount of that class of financial instruments presented on the balance sheet.

Credit rating

The Group considers the probability of default upon initial recognition of assets and identifies any significant increase in credit risk quarterly. The age of the receivable, whether the invoices are disputed and indications of a debtor's commitment to settle are factors considered when the Group assesses significant increase in credit risk.

27.
Financial risk management (continued)
(b)
Credit risk (continued)

Credit rating (continued)

The following indicators are incorporated:

•
actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the debtor’s ability to meet its obligations;
•
significant changes in the expected performance and behaviour of the debtor, including changes in the payment status of debtors; and
•
macroeconomic information such as market growth rates.

A significant increase in credit risk is presumed if a debtor is more than 30 days past due in making a contractual payment, as determined by the Group’s historical collections records.

The Group defines a financial instrument as default, which is fully aligned with the definition of credit-impaired, when it meets one or more of the following criteria:

Quantitative criteria:

The Group defines a financial instrument as default, when the counterparty fails to make contractual payment within 180 days of when they fall due.

The debtor meets unlikeliness to pay criteria, which indicates the debtor is in significant financial difficulty. The Group considers the following instances:

•
the debtor is in breach of financial covenants;
•
concessions have been made by the lender relating to the debtor’s financial difficulty;
•
it is becoming probable that the debtor will enter bankruptcy or other financial reorganisation; and
•
the debtor is insolvent.

Financial instruments that are credit-impaired are assessed on individual basis.

Impairment of financial assets

Trade receivables are subject to more than immaterial credit losses where the expected credit loss (“ECL”) model has been applied.

27.
Financial risk management (continued)
(b)
Credit risk (continued)

Impairment of financial assets (continued)

The Group has applied the simplified approach by using the provision matrix to measure the lifetime expected credit losses for trade receivables.

The measurement of ECL reflects:

•
an unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes;
•
the time value of money; and
•
reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.

Groupings of instruments for ECL measured on collective basis;

(i)
Collective assessment

To measure ECL, trade receivables have been grouped based on shared credit risk characteristics such as geographical location and the days past due.

(ii)
Individual assessment

Trade receivables which are in default or credit-impaired are assessed individually.

Trade receivables are written off when there is no reasonable expectation of recovery. Write offs are made on a case-by-case basis. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Group.

Impairment losses on trade receivables are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

27.
Financial risk management (continued)
(b)
Credit risk (continued)

Impairment of financial assets (continued)

The movement in impairment loss on trade receivables during the year is as follows:

Trade receivables

	2022	2021
	$’000	$’000
Beginning of financial year	4,953	4,823
Allowance made	4,203	4,209
Allowance written back	(3,006)	(2,064)
Allowance written off	(941)	(1,959)
Acquisition of subsidiaries	—	17
Currency revaluation adjustment	(128)	(73)
End of financial year	5,081	4,953

Impairment of financial assets

For specific trade receivables identified by the Group to be credit impaired, the Group recognised a loss allowance equal to lifetime expected credit loss of $4,573,000 (2021: $4,560,000) in respect of Group’s receivables, as follows:

Trade receivables

	2022	2021
	$’000	$’000
Gross amount	4,573	4,560
Less: Allowance for impairment	(4,573)	(4,560)
	—	—

The impaired receivables arise mainly from receivables that are long overdue.

The Group has concluded that the credit loss for non-specific trade receivables as of 31 December 2022 is immaterial.

27.
Financial risk management (continued)
(c)
Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting financial obligations due to shortage of funds. The Group’s exposure to liquidity risk arises primarily from mismatches of the maturities of financial assets and liabilities.

The Group manages its liquidity risk by ensuring the availability of funding.

Funding is obtained mainly from investments from shareholders. The Group monitors working capital projections regularly, to ensure that the Group has adequate working capital to meet current requirements.

The table below analyses non-derivative financial liabilities of the Group into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.

	Less than 1 year	Between 1 and 5 years
	$’000	$’000
At 31 December 2022
Trade and other payables	29,737	296
Lease liabilities	4,515	8,668
At 31 December 2021
Trade and other payables	31,702	604
Lease liabilities	5,095	13,195
Borrowings	343	16,787

27.
Financial risk management (continued)
(d)
Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to maintain an optimal capital structure so as to maximise shareholder value. In order to maintain or achieve an optimal capital structure, the Group may adjust the amount of dividend payment, return capital to shareholders, issue new shares, buy back issued shares, obtain new borrowings or sell assets to reduce borrowings.

The Directors monitor the Group’s capital based on net debt, if any, and total capital. Net debt is calculated as borrowings plus trade and other payables less cash and cash equivalents. Total capital is calculated as total equity plus preference shares and net debt, if any.

	2022	2021
	$’000	$’000
Net debt	N/M	N/M
Total equity	634,260	387,191
Total capital	634,260	387,191

(e)
Fair value measurement

Liabilities measured and carried at fair value and classified by level of the following fair value measurement hierarchy:

(i)
quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
(ii)
inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2); and
(iii)
inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

The warrants (Note 21) that are accounted for as a derivative financial liability and measured at fair value at each reporting date is a level 2 instrument.

27.
Financial risk management (continued)
(e)
Fair value measurement (continued)

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses a variety of methods and makes assumptions that are based on market conditions existing at each balance sheet date. Where appropriate, quoted market prices or dealer quotes for similar instruments are used. Other techniques, such as estimated discounted cash flows, are used to determine fair value for the remaining financial instruments.

The fair values of current financial assets and liabilities carried at amortised cost approximate their carrying amounts.

The following table presents the changes in Level 3 instruments:

Derivative financial liabilities - Series B, D1, E and F conversion option
$’000
2021
Beginning of financial year	940
Fair value adjustment - profit or loss (Note 8)	124,146
Conversion to ordinary shares	(125,086)
End of financial year	—
Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year (a)	—

(a)
The unrealised gains/losses are presented in “Other (losses)/gains - net” in the consolidated statement of comprehensive income.

27.
Financial risk management (continued)

(e)
Fair value measurement (continued)

There are no transfers of financial instruments between any levels during the financial years ended 31 December 2022, 2021 and 2020.

The carrying amount less impairment provision of trade receivables and payables are assumed to approximate their fair values. The fair value of financial liabilities for disclosure purposes is estimated based on quoted market prices or dealer quotes for similar instruments by discounting the future contractual cash flows at the current market interest rate that is available to the Group for similar financial instruments.

The Level 3 contingent consideration for the acquisition of PG Vietnam assumed the target net profit of 19.3%, and target EBITDA of US$700,000 (approximately $950,000) for PG Vietnam would be met and this was an unobservable input. The contingent consideration was fully paid out in 2020.

The Level 3 derivative financial liabilities were valued using a probability weighted option pricing model. The unobservable inputs used in the fair value measurement include the probabilities of the various scenarios of the settlement of the convertible notes. The fair value of the derivative financial liabilities may increase or decrease depending on the probability and timing of various scenarios.

27.
Financial risk management (continued)
(f)
Financial instruments by category

The carrying amount of the different categories of financial instruments is as disclosed:

	2022	2021
	$’000	$’000
Financial assets, at amortised cost	324,856	85,190
Financial liabilities, at FVTPL	4,775	—
Financial liabilities, at amortised cost	42,476	66,098

28.
Related party transactions

In addition to the information disclosed elsewhere in the financial statements, there were no transactions that took place between the Group and related parties.

Key management personnel compensation is as follows:

	2022	2021	2020
	$’000	$’000	$’000
Wages and salaries	4,085	3,482	839
Employer’s contribution to defined contribution plans	35	35	17
Benefits in kind	—	266	61
Non-executive directors’ remuneration by way of:
- Cash	450	336	313
- Share grants and options	3,673	4,033	280
	8,243	8,152	1,510

29.
New or revised accounting standards and interpretations

Below are the mandatory standards, amendments and interpretations to existing standards that have been published, and are relevant for the Group’s accounting periods beginning on or after 1 January 2023 and which the Group has not early adopted.

Amendments to IAS 1 Presentation of Financial Statements:

Classification of Liabilities as Current or Non-current (effective for annual periods beginning on or after 1 January 2023)

The narrow-scope amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability.

The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity.

The Group does not expect any significant impact arising from applying these amendments.

30.
Authorisation of financial statements

These financial statements were authorised for issue in accordance with a resolution of the Board of Directors of PropertyGuru Group Limited on 15 March 2023.